Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss	[1]	$ (924,116)	$ (900,233)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Non Cash Acquired in Process Research and Development		78,223	351,523
Share-based compensation		564,956	84,958
Change in fair value of investments		87,291	(95,533)
Gain on sale of investment		(443,754)	0
Change in fair value of debt and liability instruments		(3,354)	29,845
Gain on deconsolidation of subsidiary and consolidation of unconsolidated entity		(5,041)	(115,364)
Gain on termination of Sumitomo Options		(61,472)	0
Loss from equity method investment		0	3,750
Other		13,819	16,978
Changes in assets and liabilities, net of effects from acquisition and divestiture:
Accounts payable		15,403	3,752
Accrued expenses		50,595	9,225
Deferred consideration liability		(50,000)	100,000
Operating lease liabilities		(6,865)	(5,497)
Deferred revenue		17,969	2,297
Other		(11,383)	(37,839)
Net cash used in operating activities		(677,729)	(552,138)
Cash flows from investing activities:
Proceeds from sale of investment		320,170	0
Purchase of property and equipment		(17,436)	(5,806)
Other		561	(25,896)
Net cash (used in) provided by investing activities		303,295	(31,702)
Cash flows from financing activities:
Proceeds from business combination and PIPE financing		213,424	0
Proceeds from issuance of subsidiary common shares, net of issuance costs paid		0	455,756
Proceeds from payment of subscription receivable		100,000	0
Proceeds from subsidiary debt financings, net of financing costs paid		36,400	0
Repayment of long-term debt by subsidiary		(21,590)	0
Payment of offering and loan origination costs		(20,297)	(286)
Other		(1,145)	794
Net cash provided by financing activities		306,792	456,264
Net change in cash, cash equivalents and restricted cash		(67,642)	(127,576)
Cash, cash equivalents and restricted cash at beginning of period		2,141,676	2,269,252
Cash, cash equivalents and restricted cash at end of period		2,074,034	2,141,676
Non-cash investing and financing activities:
Subscription receivable related to issuance of subsidiary common shares		0	100,000
Other		6,035	4,531
Supplemental disclosure of cash paid:
Income taxes paid		916	4,076
Interest paid		$ 5,535	$ 2,017

[1]	Retroactively restated for the stock subdivision as described in Note 3.